Statement of Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Appropriation of Retained Earnings [Abstract]
Unappropriated retained earnings carried over from prior years	₩ 0	₩ 0
Effect of change in accounting policy	0	0
Net income (loss)	1,951,498	(2,594,957)
Remeasurements of defined benefit plans	(67,119)	(11,402)
Retained earnings before appropriations	1,884,379	(2,606,359)
Transfer from voluntary reserves	0	2,606,359
Subtotal (I+II)	1,884,379	0
Dividends (government, individual)(Amount of dividends per share (%) : Current year - W1,216 (24.32%) Prior year - W 0 (0%))	(780,628)	0
Reserve for business expansion	(1,103,751)	0
Appropriations of retained earnings	(1,884,379)
Unappropriated retained earnings to be carried over to subsequent year	₩ 0	₩ 0